Cash and Cash Equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents
Short-term fixed-term deposits	€ 0	€ 49,385
Cash at banks	83,508	130,196
Total cash and cash equivalents	€ 83,508	€ 179,581	€ 129,856	€ 102,144